Financial Risk Management - Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed (Parenthetical) (Detail) - USD LIBOR [Member] - Transition Not Yet Completed [Member] - Before June Thirtieth Two Thousand And Twenty Three [Member]
₩ in Millions
Dec. 31, 2021 KRW (₩)
Non Derivative Financial Assets Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 48,368
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,721
Non Derivative Financial Liabilities Borrowings [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 1,696,750